ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Adam M. Schlichtmann
May 13, 2020	T +1 617 951 7114
F +1 617 235 7346
adam.schlichtmann@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Money Market Trust (File Nos. 2-91556 and 811-4052)
(the “Registrant”)

Ladies and Gentlemen:

We are counsel to the Registrant, which is filing pursuant to Rule 497 under the Securities Act of 1933, as amended, an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement filed and dated May 6, 2020 for the Registrant.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann